LVIP American Century International Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–99.64%
Australia–2.83%
ANZ Group Holdings Ltd.	59,564	$1,497,751
†Lynas Rare Earths Ltd.	68,449	929,364
Rio Tinto Ltd.	13,594	1,544,463
		3,971,578
Austria–1.15%
Erste Group Bank AG	14,898	1,609,361
		1,609,361
Belgium–1.25%
UCB SA	5,800	1,747,521
		1,747,521
Brazil–1.12%
Itau Unibanco Holding SA	101,600	852,837
†NU Holdings Ltd. Class A	49,613	712,939
		1,565,776
Canada–4.83%
†Aritzia, Inc.	10,633	867,701
Canadian Pacific Kansas City Ltd.	10,379	816,756
Intact Financial Corp.	9,814	1,778,386
Quebecor, Inc. Class B	25,536	1,084,330
†Shopify, Inc. Class A	4,144	491,703
TC Energy Corp.	27,819	1,742,012
		6,780,888
Chile–0.68%
Antofagasta PLC	21,323	956,219
		956,219
China–0.58%
Alibaba Group Holding Ltd. ADR	3,361	421,671
†GDS Holdings Ltd. ADR	9,908	399,193
		820,864
Denmark–1.75%
Carlsberg AS Class B	6,962	864,920
Novonesis Novozymes B Class B	26,840	1,594,595
		2,459,515
France–12.75%
Air Liquide SA	11,056	2,285,259
Airbus SE	4,260	805,450
BNP Paribas SA	18,939	1,804,198
Danone SA	16,363	1,307,521
EssilorLuxottica SA	8,208	1,912,670
Hermes International SCA	362	685,755
Kering SA	2,128	646,196
L'Oreal SA	4,163	1,699,713
Safran SA	4,635	1,516,708
Sartorius Stedim Biotech	2,823	549,814
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Schneider Electric SE	9,880	$2,691,131
Societe Generale SA	27,310	1,994,091
		17,898,506
Germany–5.95%
Bayerische Motoren Werke AG	10,426	964,475
Deutsche Boerse AG	6,005	1,759,137
Infineon Technologies AG	16,733	759,111
Knorr-Bremse AG	7,119	813,358
SAP SE	9,211	1,570,315
Siemens Energy AG	14,377	2,479,306
		8,345,702
Greece–0.53%
Alpha Bank SA	201,949	749,094
		749,094
Hong Kong–2.42%
AIA Group Ltd.	178,000	1,977,816
Hong Kong Exchanges & Clearing Ltd.	17,200	867,705
Techtronic Industries Co. Ltd.	41,000	544,489
		3,390,010
Ireland–1.70%
AIB Group PLC	224,019	2,391,428
		2,391,428
Italy–3.83%
Eni SpA	86,642	2,463,560
Ferrari NV	5,953	2,019,876
Saipem SpA	195,473	894,357
		5,377,793
Japan–19.24%
Advantest Corp.	5,500	759,036
Asics Corp.	31,600	849,569
FANUC Corp.	50,200	1,749,818
Fujikura Ltd.	39,000	1,072,579
Hitachi Ltd.	62,800	1,842,269
Keyence Corp.	5,200	1,850,717
Kobe Bussan Co. Ltd.	46,100	997,556
Kyushu Electric Power Co., Inc.	91,900	1,065,265
Marubeni Corp.	37,200	1,360,848
Mitsubishi Corp.	23,500	806,190
Mitsubishi Electric Corp.	25,200	824,218
Mitsubishi Heavy Industries Ltd.	40,800	1,121,048
NEC Corp.	47,100	1,171,993
Ryohin Keikaku Co. Ltd.	106,900	2,281,203
Sony Group Corp.	68,400	1,425,642
LVIP American Century International Fund–1

LVIP American Century International Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	84,200	$2,768,522
Sumitomo Realty & Development Co. Ltd.	62,800	1,782,000
Suzuki Motor Corp.	70,600	860,524
Terumo Corp.	179,500	2,411,538
		27,000,535
Netherlands–5.57%
ABN AMRO Bank NV	21,581	684,135
†Adyen NV	699	699,594
†Argenx SE	728	528,338
ASML Holding NV	3,899	5,184,719
BE Semiconductor Industries NV	3,359	719,477
		7,816,263
Norway–0.71%
Equinor ASA	23,244	990,296
		990,296
Republic of Korea–0.27%
Samsung Electronics Co. Ltd.	3,210	375,446
		375,446
Singapore–1.15%
Singapore Telecommunications Ltd.	420,100	1,614,135
		1,614,135
Spain–2.95%
CaixaBank SA	114,050	1,367,192
Iberdrola SA	120,945	2,768,933
		4,136,125
Sweden–3.06%
Atlas Copco AB Class A	105,487	1,861,510
Epiroc AB Class A	35,603	876,433
†Spotify Technology SA	3,202	1,552,682
		4,290,625
Switzerland–6.39%
Cie Financiere Richemont SA Class A	3,579	631,930
Galderma Group AG	8,933	1,755,635
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Lonza Group AG	3,110	$1,995,122
†On Holding AG Class A	22,178	754,496
Roche Holding AG	4,975	1,985,477
Zurich Insurance Group AG	2,610	1,844,796
		8,967,456
Taiwan–1.24%
Taiwan Semiconductor Manufacturing Co. Ltd.	30,000	1,735,036
		1,735,036
United Kingdom–17.69%
Anglo American PLC	36,034	1,547,141
AstraZeneca PLC	23,883	4,670,081
BAE Systems PLC	78,083	2,289,277
Barclays PLC	99,729	521,930
BP PLC	226,325	1,771,401
British American Tobacco PLC	47,063	2,732,421
†Burberry Group PLC	31,611	462,536
Compass Group PLC	48,730	1,359,611
Haleon PLC	329,180	1,629,110
Lloyds Banking Group PLC	874,877	1,084,352
London Stock Exchange Group PLC	12,542	1,481,056
National Grid PLC	100,310	1,693,243
Rolls-Royce Holdings PLC	97,404	1,479,803
Segro PLC	79,680	683,062
Tesco PLC	226,023	1,420,561
		24,825,585
Total Common Stock (Cost $108,651,544)		139,815,757

MONEY MARKET FUND–0.60%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.60%)	848,243	848,243
Total Money Market Fund (Cost $848,243)		848,243

TOTAL INVESTMENTS–100.24% (Cost $109,499,787)	140,664,000
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.24%)	(335,882)
NET ASSETS APPLICABLE TO 12,092,824 SHARES OUTSTANDING–100.00%	$140,328,118

ΔSecurities have been classified by country of origin.
†Non-income producing.

LVIP American Century International Fund–2

LVIP American Century International Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
LVIP American Century International Fund–3